Shareholder Report, Holdings (Details)	Mar. 31, 2026
Schwab Ariel Opportunities ETF | OneSpaWorld Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Schwab Ariel Opportunities ETF | Brink's Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Schwab Ariel Opportunities ETF | Lindblad Expeditions Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Schwab Ariel Opportunities ETF | Norwegian Cruise Line Holdings Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Schwab Ariel Opportunities ETF | Jones Lang LaSalle, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Schwab Ariel Opportunities ETF | Sphere Entertainment Co. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
Schwab Ariel Opportunities ETF | Generac Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Ariel Opportunities ETF | Keysight Technologies Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Ariel Opportunities ETF | Northern Trust Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Schwab Ariel Opportunities ETF | nVent Electric PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schwab Ariel Opportunities ETF | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	23.10%
Schwab Ariel Opportunities ETF | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	19.90%
Schwab Ariel Opportunities ETF | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	18.40%
Schwab Ariel Opportunities ETF | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.90%
Schwab Ariel Opportunities ETF | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.30%
Schwab Ariel Opportunities ETF | Real Estate [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%
Schwab Ariel Opportunities ETF | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
Schwab Ariel Opportunities ETF | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%
Schwab Ariel Opportunities ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[1]
Schwab Ariel Opportunities ETF | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	10.90%
Schwab Crypto Thematic ETF | Bitdeer Technologies Group, Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Schwab Crypto Thematic ETF | Galaxy Digital, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Schwab Crypto Thematic ETF | Hive Digital Technologies Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Schwab Crypto Thematic ETF | IREN Ltd. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Schwab Crypto Thematic ETF | Trump Media & Technology Group Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Crypto Thematic ETF | Hut 8 Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
Schwab Crypto Thematic ETF | Bullish [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab Crypto Thematic ETF | Core Scientific, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Schwab Crypto Thematic ETF | Cleanspark, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Schwab Crypto Thematic ETF | BitMine Immersion Technologies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
Schwab Crypto Thematic ETF | Software [Member]
Holdings [Line Items]
Percent of Total Investments	49.10%	[2]
Schwab Crypto Thematic ETF | Capital Markets [Member]
Holdings [Line Items]
Percent of Total Investments	29.30%	[2]
Schwab Crypto Thematic ETF | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	7.40%	[1],[2]
Schwab Crypto Thematic ETF | Interactive Media & Services [Member]
Holdings [Line Items]
Percent of Total Investments	4.40%	[2]
Schwab Crypto Thematic ETF | Financial Services [Member]
Holdings [Line Items]
Percent of Total Investments	3.60%	[2]
Schwab Crypto Thematic ETF | IT Services [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[2]
Schwab Crypto Thematic ETF | Technology Hardware, Storage & Peripherals [Member]
Holdings [Line Items]
Percent of Total Investments	2.30%	[2]
Schwab Crypto Thematic ETF | Banks [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[2]
Schwab Crypto Thematic ETF | United States
Holdings [Line Items]
Percent of Total Investments	80.70%	[2]
Schwab Crypto Thematic ETF | Canada
Holdings [Line Items]
Percent of Total Investments	5.40%	[2]
Schwab Crypto Thematic ETF | Australia
Holdings [Line Items]
Percent of Total Investments	4.50%	[2]
Schwab Crypto Thematic ETF | China
Holdings [Line Items]
Percent of Total Investments	3.50%	[2]
Schwab Crypto Thematic ETF | Japan
Holdings [Line Items]
Percent of Total Investments	3.30%	[2]
Schwab Crypto Thematic ETF | Other Countries [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[2]

[1]	Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
[2]	Excludes derivatives.